LEASES (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Leases [Abstract]
Schedule of lease cost

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$438,557	$586,376	$835,497	$3,203,300
Interest on Lease Liabilities	2,077,724	1,635,017	4,061,842	4,617,716
Operating Lease Cost	7,512,753	6,377,596	20,935,916	19,076,003

Total Lease Expenses	$10,029,034	$8,598,989	$25,833,255	$26,897,019

	2021	2020	2021	2020

Gain on Sale and Leaseback Transactions, Net	$-	$-	$-	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$-	$509,844	$-	$807,432
Operating Cash Flows from Operating Leases	$1,712,630	$1,625,567	$15,611,252	$16,892,734
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$-	$-	$-	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$-	$8,131,728	$-	$144,602,158

2020

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$2,752,022
Interest on Lease Liabilities	6,262,019
Operating Lease Cost	30,661,411

Total Lease Expenses	$39,675,453

2020

(Gain) and Loss on Sale and Leaseback Transactions, Net	$(704,207)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Financing Cash Flows from Finance Leases	$1,785,282
Operating Cash Flows from Operating Leases	$27,304,389
Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$45,614,041
Recognition of Right-of-Use Assets for Operating Leases	$152,141,639
2020

Weighted-Average Remaining Lease Term (Years) - Finance Leases	48
Weighted-Average Remaining Lease Term (Years) - Operating Leases	9
Weighted-Average Discount Rate - Finance Leases	10.68%
Weighted-Average Discount Rate - Operating Leases	12.15%

Schedule of future leases payments

Fiscal Year Ending	Operating Leases	Finance Leases

June 26, 2021	$5,504,585	$1,302,684
June 25, 2022	22,989,719	5,324,591
June 24, 2023	23,241,907	5,484,327
June 29, 2024	27,249,872	9,860,306
June 28, 2025	21,096,035	6,522,077
Thereafter	102,173,727	1,076,074,995

Total Lease Payments	202,255,845	1,104,568,980
Less Interest	(96,771,980)	(1,075,923,388)
Present Value of Lease Liability	$105,483,865	$28,645,592

Fiscal Year Ending	Finance Leases

June 26, 2021	$1,439,200
June 25, 2022	1,579,608
June 24, 2023	1,790,448
June 29, 2024	2,021,743
June 28, 2025	2,279,010
June 27, 2026 and Thereafter	51,479,265

Total Future Minimum Lease Payments	$60,589,274

Schedule of deferred gain

	2020	2019

Balance at Beginning of Year	$5,297,965	$-

Additions	-	5,666,274
Amortization	(566,625)	(368,309)

Balance at End of Year	4,731,340	5,297,965

Less Current Portion of Deferred Gain	(566,627)	(566,627)

Deferred Gain on Sale of Assets, Net of Current Portion	$4,164,713	$4,731,338

Schedule of Future minimum operating lease payments under non-cancelable operating leases

Fiscal Year Ending	Operating Leases

June 26, 2021	$34,049,336
June 25, 2022	34,040,450
June 24, 2023	34,224,191
June 29, 2024	31,289,161
June 28, 2025	30,837,827
June 27, 2026 and Thereafter	134,553,668

Total Future Minimum Lease Payments	$298,994,663